Notes Payable - NOTES PAYABLE	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Notes Payable
NOTES PAYABLE

Farmer Mac's borrowings consist of discount notes and medium-term notes, both of which are unsecured general obligations of Farmer Mac.  Discount notes generally have original maturities of 1 year or less, whereas medium-term notes generally have maturities of 6 months to 15 years.

The following tables set forth information related to Farmer Mac's borrowings as of December 31, 2013 and 2012:

Table 7.1

	December 31, 2013
	Outstanding as of December 31		Average Outstanding During the Year
	Amount	Rate	Amount	Rate
	(dollars in thousands)
Due within one year:
Discount notes	$4,880,971	0.12%	$4,365,045	0.18%
Medium-term notes	179,999	0.17%	167,617	0.16%
Current portion of long-term notes	2,277,811	1.79%
Total due within one year	$7,338,781	0.64%
Due after one year:
Medium-term notes due in:
2015	$1,411,140	1.14%
2016	1,290,629	1.33%
2017	528,322	1.23%
2018	675,968	1.33%
Thereafter	1,095,110	2.85%
Total due after one year	5,001,169	1.60%
Total	$12,339,950	1.03%

	December 31, 2012
	Outstanding as of December 31		Average Outstanding During the Year
	Amount	Rate	Amount	Rate
	(dollars in thousands)
Due within one year:
Discount notes	$4,966,010	0.16%	$5,181,559	0.18%
Medium-term notes	194,989	0.15%	84,961	0.20%
Current portion of long-term notes	1,406,367	0.80%
	$6,567,366	0.30%
Due after one year:
Medium-term notes due in:
2014	$1,679,364	2.36%
2015	1,128,413	1.40%
2016	863,799	1.74%
2017	616,187	1.19%
Thereafter	746,976	2.97%
Total due after one year	5,034,739	1.99%
Total	$11,602,105	1.03%

The maximum amount of Farmer Mac's discount notes outstanding at any month end during each of the years ended December 31, 2013 and 2012 was $4.9 billion and $5.7 billion, respectively.

Callable medium-term notes give Farmer Mac the option to redeem the debt at par value on a specified call date or at any time on or after a specified call date.  The following table summarizes by maturity date, the amounts and costs for Farmer Mac debt callable in 2014 as of December 31, 2013:

Table 7.2

Debt Callable in 2014 as of December 31, 2013
Maturity	Amount	Rate
(dollars in thousands)
2015	$83,927	0.49%
2016	160,898	0.53%
2017	68,935	0.89%
2018	143,892	1.12%
Thereafter	233,202	2.59%
	$690,854	1.38%

The following schedule summarizes the earliest interest rate reset date of total borrowings outstanding as of December 31, 2013, including callable and non-callable medium-term notes, assuming callable notes are redeemed at the initial call date:

Table 7.3

	Earliest Interest Rate Reset Date of Borrowings Outstanding
	Amount	Weighted-Average Rate
	(dollars in thousands)
Debt with interest rate resets in:
2014	$8,439,610	0.68%
2015	1,027,216	1.45%
2016	1,029,753	1.56%
2017	459,386	1.29%
2018	532,076	1.38%
Thereafter	851,909	2.95%
Total	$12,339,950	1.03%

During 2013 and 2012, Farmer Mac called $0.4 billion and $0.8 billion of callable medium-term notes, respectively.

Authority to Borrow from the U.S. Treasury

Farmer Mac's statutory charter authorizes it to borrow up to $1.5 billion from the U.S. Treasury through the issuance of debt obligations to the U.S. Treasury. Any funds borrowed from the U.S. Treasury may be used solely for the purpose of fulfilling Farmer Mac's guarantee obligations.  Any debt obligations issued by Farmer Mac under this authority would bear interest at a rate determined by the U.S. Treasury, taking into consideration the average rate on outstanding marketable obligations of the United States as of the last day of the last calendar month ending before the date of the purchase of the obligations from Farmer Mac.  The charter requires Farmer Mac to repurchase any of its debt obligations held by the U.S. Treasury within a reasonable time.  As of December 31, 2013, Farmer Mac had not utilized this borrowing authority and does not expect to utilize this borrowing authority in the future.

Gains on Repurchase of Outstanding Debt

In 2013, Farmer Mac repurchased $29.1 million of outstanding debt at a gain of $1.5 million; no outstanding debt repurchases were made in 2012 or 2011.